Finance income (expense) (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income (expense)
Interest received	$ 75	$ 10	$ 78
Other interest, net and banking fees	(27)	(26)	(29)
Finance income (expense) (paid) received	$ 48	$ (16)	$ 49